Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy Valuation Inputs

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	September 30, 2024	December 31, 2023
Assets:
Investment, related party	1	$8	$78
Liabilities:
Warrant liability – 2022 Purchase Warrants	3	$125	$328
Warrant liability - 2022 Inducement Warrants	3	$156	$412
Warrant liability – 2023 Purchase Warrants	3	$1,320	$3,470
Total Liabilities		$1,601	$4,210

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

(in thousands)	Level	December 31, 2023	December 31, 2022

Assets:
Investment, related party	1	$78	$10,548
Liabilities:
Contingent Consideration	3	$-	$2,400
Warrant liability – 2023 Purchase Warrants	3	$3,470	$-
Warrant liability – 2022 Purchase Warrants	3	$328	$1,129
Warrant liability – 2022 Inducement Warrants	3	$412	$1,714

Schedule of Fair Value of Contingent Consideration

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2021	$6,200
Change in fair value of contingent consideration	(3,800)
Balance at December 31, 2022	$2,400
Change in fair value of contingent consideration	100
Release of contingent consideration	(2,500)
Balance at December 31, 2023	$-

Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions

The fair value at issuance for the Level 3 warrants was estimated using a Black-Scholes pricing model based on the following assumptions at May 16, 2022 for the 2022 Purchase Warrants, July 26, 2022 for the 2022 Inducement Warrants, and November 2, 2023 for the 2023 Purchase Warrants:

	2023 Purchase	2022 Purchase	2022 Inducement
Stock price	$4.90	$52.40	$32.80
Expiration term (in years)	5.00	5.50	4.34
Volatility	90%	65.0%	70.0%
Risk-free Rate	4.6%	2.83%	2.84%
Dividend yield	0.0%	0.0%	0.0%

The fair value for the Level 3 warrants at December 31, 2023 was estimated using Black-Scholes pricing model based on the following assumptions:

2023 Purchase 2022 Purchase 2022 Inducement
Stock price	$2.77
Expiration term (in years)	4.84
Volatility	95%
Risk-free Rate	3.82%
Dividend yield	0.0%

The fair value for the Level 3 warrants at December 31, 2022 was estimated using Black-Scholes pricing model based on the following assumptions:

	2022 Purchase	2022 Inducement
Stock price	$18.40	$18.40
Expiration term (in years)	4.88	3.92
Volatility	70%	75%
Risk-free Rate	3.96%	4.07%
Dividend yield	0.0%	0.0%

Schedule of Changes in Fair Value Warrant Liabilities

The following table presents the changes in the Level 3 warrant liabilities measured at fair value (in thousands):

	Nine Months Ended September 30,
	2024	2023
Fair value at beginning of period	$4,210	$2,843
Issuance of new warrants	4,092	-
Exercise of warrants	(5,372)	-
Change in fair value of warrant liabilities	(1,329)	(2,001)
Fair value at end of period	$1,601	$842

The following table presents the changes in the warrant liabilities measured at fair value (in thousands):

	December 31, 2023	December 31, 2022
Fair value at beginning of year	$2,843	$12,854
Issuance of new warrants	6,778	13,217
Exercise of warrants	-	(6,840)
Change in fair value of warrant liability	(6,456)	(19,017)
Warrant inducement expense (See Note 18. Stockholders’ Equity - Exercise of 2021 Purchase Warrant and Issuance of 2022 Inducement Warrant)	1,045	2,629
Fair value at end of year	$4,210	2,843